Capital and reserves - Summary of authorized share capital (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2025 $ / shares	Nov. 30, 2025 $ / shares	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares
Summary of authorized share capital
Votes per share | Vote	7,200,000
Par value per share | $ / shares		$ 0.00001	$ 0.00001
Class A Ordinary Shares
Summary of authorized share capital
Number of shares authorized				3,500,000,000
Par value per share | $ / shares				$ 0.00001
Class B Ordinary shares
Summary of authorized share capital
Number of shares authorized				500,000,000
Par value per share | $ / shares				$ 0.00001
Designated Class A ordinary shares
Summary of authorized share capital
Number of shares authorized				1,000,000,000
Par value per share | $ / shares				$ 0.00001
Ordinary shares
Summary of authorized share capital
Authorized capital | $	$ 50,000			$ 50,000
Number of shares authorized	4,357,600,932			5,000,000,000
Par value per share | $ / shares				$ 0.00001	$ 4.53
Golden Shares
Summary of authorized share capital
Number of shares authorized	50
Non redeemable preferred shares
Summary of authorized share capital
Number of shares authorized	211,706,410
Series Seed-1 Preferred Shares
Summary of authorized share capital
Number of shares authorized	65,403,460
Series Seed-2 Preferred Shares
Summary of authorized share capital
Number of shares authorized	52,959,930
Series A Preferred Shares
Summary of authorized share capital
Number of shares authorized	93,343,020
Convertible redeemable preferred shares
Summary of authorized share capital
Number of shares authorized	430,692,658